Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Accounts Payable, Interest-bearing	$ 250,000	$ 250,000
Amortization Of Intangible Assets	119,000	119,000
Maximum Deferrable Under Annual Incentive Award Percent	50.00%
Finite Lived Intangible Assets Amortization Period	7 years
Finite-Lived Intangible Assets, Amortization Expense, Year Two	250,000
Number of operating divisions	2
Number of reportable operating segment	1
Core Deposits
Summary Of Significant Accounting Policies [Line Items]
Amortization Of Intangible Assets	119,000	119,000
Finite-Lived Intangible Assets, Gross	812,000
Finite Lived Intangible Assets Amortization Period	0 years
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	119,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	$ 67,000